Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Investments in Unconsolidated Affiliates [Abstract]
Activity Related to Partnership's Investments in Unconsolidated Affiliates

The following table shows the activity related to the Partnership’s investments in unconsolidated affiliates:

	GCF	T2 LaSalle	T2 Eagle Ford	T2 Cogen	Total
December 31, 2012	$53.1	$—	$—	$—	$53.1

Equity earnings	14.8	—	—	—	14.8

Cash distributions (1)	(12.0)	—	—	—	(12.0)

December 31, 2013	$55.9	$—	$—	$—	$55.9

Equity earnings	18.0	—	—	—	18.0

Cash distributions (1)	(23.7)	—	—	—	(23.7)

December 31, 2014	$50.2	$—	$—	$—	$50.2

Fair value of T2 Joint Ventures acquired	—	67.5	126.7	20.3	214.5
Equity earnings (loss)	13.8	(3.9)	(9.4)	(3.0)	(2.5)
Cash distributions (1)	(14.5)	—	—	(0.5)	(15.0)
Cash calls for expansion projects	—	—	6.5	5.2	11.7

December 31, 2015	$49.5	$63.6	$123.8	$22.0	$258.9

(1)	Includes $1.2 million in distributions from GCF and T2 Joint Ventures received in excess of the Partnership’s share of cumulative earnings for the year ended December 31, 2015. Includes $5.7 million in distributions from GCF in excess of the Partnership’s share of cumulative earnings for the year ended December 31, 2014. Such excess distributions are considered a return of capital and are disclosed in cash flows from investing activities in the Consolidated Statements of Cash Flows.